Net (Loss) Income Per Share - Schedule of Potential Common Shares Issuable Upon Conversion of Warrants (FY) (Details) - shares	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Potential common shares
Total (in shares)	21,065,841	1,814,430	602,904,502	18,013,373	22,227,982
Warrants to purchase common stock
Potential common shares
Total (in shares)	975,132	1,040,942	31,224,703	213,339	10,735,980
Series A Preferred Stock
Potential common shares
Total (in shares)	17,808,670	0	435,120,513	0	0
Forward contract to issue Series A Preferred Stock
Potential common shares
Total (in shares)			99,140,326	0	0
Common stock options, RSUs and ESPP shares
Potential common shares
Total (in shares)	1,811,636	773,488	23,306,661	17,800,034	11,492,002
Series A Preferred Stock options
Potential common shares
Total (in shares)	470,403	0	14,112,299	0	0